UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Item 1. Schedule of Investments.

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 100.0%
	BASIC MATERIALS – 2.8%
112,177	Calgon Carbon Corp.	$1,816,146
40,205	Innophos Holdings, Inc.	1,073,875
24,022	Minerals Technologies, Inc.	984,662
		3,874,683
	COMMUNICATIONS – 3.6%
30,331	Anixter International, Inc.*	1,499,565
90,905	FTD Cos., Inc.*	2,245,353
33,075	Scholastic Corp.	1,135,465
		4,880,383
	CONSUMER, CYCLICAL – 8.8%
23,500	Deckers Outdoor Corp.*	1,162,310
58,505	Essendant, Inc.	1,746,959
28,926	G&K Services, Inc. - Class A	1,862,256
108,585	Knoll, Inc.	1,992,535
21,025	Oxford Industries, Inc.	1,468,807
48,930	Rush Enterprises, Inc. - Class A*	934,563
153,275	TRI Pointe Group, Inc.*	1,615,518
76,015	Wolverine World Wide, Inc.	1,285,414
		12,068,362
	CONSUMER, NON-CYCLICAL – 14.1%
68,965	Cardtronics, Inc.*	2,124,811
35,411	Greatbatch, Inc.*	1,367,219
62,132	Haemonetics Corp.*	1,965,856
21,985	Lancaster Colony Corp.	2,235,435
34,145	Matthews International Corp. - Class A	1,704,177
39,050	Sanderson Farms, Inc.	3,171,641
42,240	Snyder's-Lance, Inc.	1,333,517
120,000	TrueBlue, Inc.*	2,740,800
105,250	VWR Corp.*	2,574,415
		19,217,871
	ENERGY – 2.3%
50,016	Bristow Group, Inc.	1,163,372
82,400	RSP Permian, Inc.*	1,940,520
		3,103,892
	FINANCIAL – 36.8%
94,293	American Equity Investment Life Holding Co.	1,715,190
60,509	Argo Group International Holdings Ltd.[1]	3,438,726
146,715	BBCN Bancorp, Inc.	2,230,068
59,700	Chesapeake Lodging Trust - REIT	1,499,664
84,775	Columbia Banking System, Inc.	2,511,883
102,775	CVB Financial Corp.	1,573,485

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
49,562	DuPont Fabros Technology, Inc. - REIT	$1,643,972
62,196	Education Realty Trust, Inc. - REIT	2,430,620
85,685	First Industrial Realty Trust, Inc. - REIT	1,764,254
112,825	First Midwest Bancorp, Inc.	1,966,540
137,947	FNB Corp.	1,662,261
100,226	Healthcare Realty Trust, Inc. - REIT	2,910,563
78,062	Kite Realty Group Trust - REIT	2,068,643
23,594	Mid-America Apartment Communities, Inc. - REIT	2,213,589
52,225	PacWest Bancorp	1,917,180
53,750	Pinnacle Financial Partners, Inc.	2,679,438
26,217	PS Business Parks, Inc. - REIT	2,269,868
49,000	Renasant Corp.	1,555,750
76,427	Selective Insurance Group, Inc.	2,392,929
39,675	South State Corp.	2,652,274
34,830	UMB Financial Corp.	1,633,527
121,423	Umpqua Holdings Corp.	1,758,205
52,490	United Bankshares, Inc.	1,762,614
109,950	United Community Banks, Inc.	1,985,697
		50,236,940
	INDUSTRIAL – 17.1%
73,590	Altra Industrial Motion Corp.	1,652,831
64,125	Barnes Group, Inc.	2,084,704
47,807	CLARCOR, Inc.	2,240,236
34,625	Eagle Materials, Inc.	1,853,823
36,818	EnPro Industries, Inc.	1,637,296
83,065	ESCO Technologies, Inc.	2,859,928
125,320	Fabrinet* 1	3,121,721
46,950	Franklin Electric Co., Inc.	1,280,796
42,541	GATX Corp.	1,743,330
63,330	Generac Holdings, Inc.*	1,799,839
108,175	Harsco Corp.	696,647
68,315	Plexus Corp.*	2,387,609
		23,358,760
	TECHNOLOGY – 6.0%
148,300	Acxiom Corp.*	2,773,210
64,774	Diodes, Inc.*	1,239,127
67,762	Progress Software Corp.*	1,754,358
213,530	Silicon Graphics International Corp.*	1,254,489
40,557	Sykes Enterprises, Inc.*	1,193,998
		8,215,182
	UTILITIES – 8.5%
45,614	Avista Corp.	1,689,087

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES (Continued)
33,062	Black Hills Corp.	$1,629,295
55,107	Cleco Corp.	2,928,386
51,995	El Paso Electric Co.	2,128,155
59,263	NorthWestern Corp.	3,309,246
		11,684,169
	TOTAL COMMON STOCKS (Cost $150,356,313)	136,640,242

	SHORT-TERM INVESTMENTS – 0.1%
125,719	Fidelity Institutional Government Portfolio, 0.17%[2]	125,719

	TOTAL SHORT-TERM INVESTMENTS (Cost $125,719)	125,719

	TOTAL INVESTMENTS – 100.1% (Cost $150,482,032)	136,765,961
	Liabilities in Excess of Other Assets – (0.1)%	(158,114)

	TOTAL NET ASSETS – 100.0%	$136,607,847

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 96.6%
	BASIC MATERIALS – 2.9%
$560,000	Commercial Metals Co. 6.500%, 7/15/2017	$579,358

	COMMUNICATIONS – 13.1%
600,000	CenturyLink, Inc. 5.625%, 4/1/2020	588,750
590,000	DISH DBS Corp. 7.125%, 2/1/2016	590,000
600,000	Frontier Communications Corp. 8.500%, 4/15/2020	594,750
600,000	Sprint Communications, Inc. 9.000%, 11/15/2018[1]	612,000
250,000	TEGNA, Inc. 5.125%, 10/15/2019[2]	261,875
		2,647,375
	CONSUMER, CYCLICAL – 3.2%
601,000	L Brands, Inc. 6.900%, 7/15/2017	640,065

	CONSUMER, NON-CYCLICAL – 21.4%
600,000	ADT Corp. 4.125%, 4/15/2019	618,000
600,000	Centene Corp. 5.750%, 6/1/2017	620,250
600,000	CHS/Community Health Systems, Inc. 5.125%, 8/15/2018[2]	603,000
100,000	HCA, Inc. 3.750%, 3/15/2019	100,750
550,000	RR Donnelley & Sons Co. 8.600%, 8/15/2016	568,562
600,000	Service Corp. International 7.000%, 6/15/2017	634,500
540,000	Tenet Healthcare Corp. 6.250%, 11/1/2018	571,050
590,000	Universal Health Services, Inc. 7.125%, 6/30/2016	601,800
		4,317,912
	ENERGY – 12.9%
366,000	Chesapeake Energy Corp. 8.000%, 12/15/2022[1,2]	156,465
600,000	Kinder Morgan Energy Partners LP 5.300%, 9/15/2020	592,970
600,000	PBF Holding Co. LLC / PBF Finance Corp. 8.250%, 2/15/2020[2]	615,000

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$600,000	Peabody Energy Corp. 6.000%, 11/15/2018	$51,000
600,000	Sabine Pass LNG LP 7.500%, 11/30/2016	619,500
605,000	Sunoco LP / Sunoco Finance Corp. 5.500%, 8/1/2020[1,2]	567,187
		2,602,122
	FINANCIAL – 22.1%
600,000	Aircastle Ltd. 6.750%, 4/15/2017[3]	623,250
600,000	CIT Group, Inc. 5.000%, 5/15/2017	612,750
530,000	Equinix, Inc. 4.875%, 4/1/2020[2]	549,875
305,000	GFI Group, Inc. 8.375%, 7/19/2018	329,400
600,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.875%, 3/15/2019[2]	552,000
600,000	International Lease Finance Corp. 8.750%, 3/15/2017	630,660
620,000	NewStar Financial, Inc. 7.250%, 5/1/2020[2]	576,600
615,000	Vereit Operating Partnership LP 3.000%, 2/6/2019[2]	582,712
		4,457,247
	INDUSTRIAL – 14.7%
600,000	CNH Industrial Capital LLC 6.250%, 11/1/2016	610,500
595,000	Greif, Inc. 6.750%, 2/1/2017	613,594
405,000	Harsco Corp. 5.750%, 5/15/2018	293,625
600,000	Masco Corp. 6.125%, 10/3/2016	614,250
465,000	SPX FLOW, Inc. 6.875%, 9/1/2017	491,156
597,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corp. 6.000%, 7/30/2019[3]	338,798
		2,961,923
	UTILITIES – 6.3%
600,000	AES Corp. 8.000%, 6/1/2020	654,000

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$600,000	NRG Energy, Inc. 7.625%, 1/15/2018	$606,000
		1,260,000
	TOTAL CORPORATE BONDS (Cost $20,392,331)	19,466,002

Number of Shares

	SHORT-TERM INVESTMENTS – 2.7%
541,714	Fidelity Institutional Government Portfolio, 0.17%[4]	541,714

	TOTAL SHORT-TERM INVESTMENTS (Cost $541,714)	541,714

	TOTAL INVESTMENTS – 99.3% (Cost $20,934,045)	20,007,716
	Other Assets in Excess of liabilities – 0.7%	150,452

	TOTAL NET ASSETS – 100.0%	$20,158,168

LP – Limited Partnership

[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,335,652.

[2]	Callable.
[3]	Foreign security denominated in U.S. Dollars.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Funds
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2016 (Unaudited)

Note 1 – Organization
Chartwell Small Cap Value Fund (the ‘‘Small Cap Value Fund’’) and Chartwell Short Duration High Yield Fund (the ‘‘Short Duration High Yield Fund’’) (each a “Fund” and collectively the “Funds”) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Small Cap Value Fund is a diversified fund. The Short Duration High Yield Fund is a non-diversified fund.

The Small Cap Value Fund’s primary investment objective is to seek to achieve long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on November 9, 2011. The Fund’s Class I shares commenced investment operations on March 16, 2012.

The Short Duration High Yield Fund’s primary investment objective is to seek income and long-term capital appreciation. The Fund commenced investment operations on July 15, 2014, with two classes of shares, Class A and Class I. Class A shares were liquidated on January 15, 2016.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Chartwell Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2016 (Unaudited)

Note 3 – Federal Income Taxes
At January 31, 2016, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

	Small Cap Value Fund	Short Duration High Yield Fund
Cost of investments	$150,666,009	$20,940,180

Gross unrealized appreciation	9,300,852	36,477
Gross unrealized depreciation	(23,200,900)	(968,941)
Net unrealized depreciation on investments	$(13,900,048)	$(932,464)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Chartwell Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2016 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2016, in valuing the Funds’ assets carried at fair value:

Small Cap Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$136,640,242	$-	$-	$136,640,242
Short-Term Investments	125,719	-	-	125,719
Total Investments	$136,765,961	$-	$-	$136,765,961

Short Duration High Yield Fund	Level 1	Level 2	Level 3*	Total
Investments
Corporate Bonds[2]	$-	$19,466,002	$-	$19,466,002
Short-Term Investments	541,714	-	-	541,714
Total Investments	$541,714	$19,466,002	$-	$20,007,716

[1]	All common stocks held in the Small Cap Value Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]
All corporate bonds held in the Short Duration High Yield Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.

*	The Funds did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	3/31/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	3/31/16

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	3/31/16